Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes and Equity Income

Below is a reconciliation of the Company’s Segment Adjusted EBITDA to income before provision for income taxes and equity income:

	Nine Months Ended September 30,
	2013	2012
Net Sales, External Customers
Olin Brass	$613,926	$496,786
Chase	488,475	505,951
Oster	243,277	251,610

Total net sales, external customers	$1,345,678	$1,254,347

Intersegment Net Sales
Olin Brass	$40,539	$36,315
Chase	7	302
Oster	173	81

Total intersegment net sales	$40,719	$36,698

Segment Adjusted EBITDA
Olin Brass	$41,209	$37,432
Chase	53,831	53,311
Oster	13,164	15,137

Total segment adjusted EBITDA	108,204	105,880
Corporate and Other	(19,101)	(14,664)
Loss on extinguishment of debt	—	(19,612)
Depreciation and amortization	(6,101)	(4,891)
Interest expense	(29,938)	(29,894)
Equity method investment income(A)	(605)	(193)
Net income attributable to noncontrolling interest	228	273
Lower of cost or market adjustment to inventory	(318)	(302)
(Loss) gain on derivative contracts	(1,062)	1,473
Share-based compensation expense	(989)	—
Compensation expense—profits interest awards	(29,271)	(19,517)

Income before provision for income taxes and equity income	$21,047	$18,553

(A)	Excludes accretion income of $543 in both the nine months ended September 30, 2013 and 2012. Equity method investment income is exclusive to Olin Brass.

Below is a reconciliation of the Company’s Segment Adjusted EBITDA to income before provision for income taxes and equity income:

			Year Ended December 31,
			2012	2011	2010
Net Sales, External Customers
Olin Brass			$676,563	$718,244	$710,271
Chase			647,711	704,968	611,870
Oster			326,246	355,931	336,588

Total net sales, external customers			$1,650,520	$1,779,143	$1,658,729

Intersegment Net Sales
Olin Brass			$46,287	$48,312	$57,919
Chase			305	626	765
Oster			167	285	928

Total intersegment net sales			$46,759	$49,223	$59,612

Segment Adjusted EBITDA
Olin Brass			$45,115	$45,320	$23,291
Chase			66,641	73,658	61,158
Oster			19,517	17,898	21,324

Total segment adjusted EBITDA			131,273	136,876	105,773
Corporate and Eliminations			(20,562)	(19,518)	(15,714)
Loss on extinguishment of debt			(19,612)	—	—
Depreciation and amortization			(6,934)	(4,759)	(2,971)
Interest expense			(39,727)	(40,010)	(25,076)
Equity method investment income	(A	)	(271)	(164)	(806)
Net income attributable to noncontrolling interest			374	156	512
LIFO liquidation gain			4,775	15,236	21,009
Lower of cost or market adjustment to inventory			(302)	—	—
Gain (loss) on derivative contracts			1,588	(1,095)	(11,984)
Compensation expense—profits interest awards			(19,517)	(885)	(3,452)

Income before provision for income taxes and equity income			$31,085	$85,837	$67,291

(A)	Excludes accretion income of $724 in each of the years ended December 31, 2012, 2011 and 2010. Equity method investment income is exclusive to Olin Brass.

	Year Ended December 31,
	2012	2011	2010
Depreciation and amortization
Olin Brass	$3,849	$2,622	$1,624
Chase	2,521	1,921	1,200
Oster	247	196	147
Corporate and Eliminations	317	20	—

Total depreciation and amortization	$6,934	$4,759	$2,971

LIFO liquidation gain/(loss)
Olin Brass	$175	$8,401	$23,253
Chase	1,623	—	75
Oster	4,478	7,050	(48)
Corporate and Eliminations	(1,501)	(215)	(2,271)

Total LIFO liquidation gain	$4,775	$15,236	$21,009

Capital expenditures
Olin Brass	$12,455	$10,818	$3,999
Chase	6,846	10,171	7,377
Oster	558	505	551
Corporate and Eliminations	549	946	—

Total capital expenditures	$20,408	$22,440	$11,927

Summarized Geographic Information

Summarized geographic information is shown in the following table. Net sales are attributed to individual countries based on the location from which the products are shipped. No customer represented 10 percent or more of consolidated revenues in 2012, 2011 or 2010.

	Year Ended December 31,
	2012	2011	2010
Net sales:
United States	$1,556,865	$1,691,007	$1,567,472
Asia Pacific	53,668	54,638	62,358
Mexico	39,987	33,498	28,899

Total net sales	$1,650,520	$1,779,143	$1,658,729